Restricted Cash (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Reserve Quantities [Line Items]
Restricted cash		$ 5,438	$ 11,763
General directorate of petroleum affairs [member]
Reserve Quantities [Line Items]
Annual work budget percent rate	2.00%